Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Debt [Abstract]
Debt Disclosure

Facility	2018	2017
(a) Credit Facilities	62,500	250,104
(b) Term Bank Loans	1,544,622	1,512,978

Total	1,607,122	1,763,082
Less deferred finance costs, net	(11,521)	(11,213)
Total long-term debt	1,595,601	1,751,869
Less current portion of debt	(163,870)	(228,967)
Add deferred finance costs, current portion	3,286	3,084

Total long-term portion, net of current portion and deferred finance costs	1,435,017	1,525,986

Schedule of Weighted-Average Interest Rate

Year ended December 31, 2018	4.21%
Year ended December 31, 2017	3.47%
Year ended December 31, 2016	2.71%

Schedule of Debt

Loan	Origination Date	Original Amount	Balance at January 1, 2018	New Loans	Prepaid	Repaid	Balance at December 31, 2018
Credit facility	2004	179,384	31,594	—	30,158	1,436	—
Credit facility	2006	371,010	151,010	—	—	151,010	—
Credit facility	2007	120,000	67,500	—	—	5,000	62,500
10-year term loan	2007	88,350	38,670	—	—	38,670	—
10-year term loan	2009	38,600	17,876	—	15,642	2,234	—
12-year term loan	2009	40,000	21,250	—	—	2,500	18,750
10-year term loan	2010	39,000	19,500	—	—	2,600	16,900
10-year term loan	2010	43,924	21,399	—	—	3,218	18,181
9-year term loan	2010	42,100	23,900	—	—	2,600	21,300
10-year term loan	2011	48,000	27,200	—	—	3,200	24,000
9-year term loan	2011	48,650	29,191	—	—	3,243	25,948
8-year term loan	2011	73,600	67,467	12,475	—	6,270	73,672
8-year term loan	2012	73,600	66,658	—	63,187	3,471	—
7-year term loan	2013	18,000	11,955	—	10,335	1,620	—
7-year term loan	2014	42,000	33,600	—	—	2,800	30,800
6-year term loan	2014	193,239	181,197	—	—	12,077	169,120
6-year term loan	2014	39,000	31,200	—	28,600	2,600	—
7-year term loan	2014	40,400	39,059	—	—	2,682	36,377
6-year term loan	2014	78,744	77,594	—	—	4,669	72,925
6-year term loan	2014	39,954	39,954	—	—	2,497	37,457
5-year term loan	2015	35,190	33,235	—	—	1,955	31,280
7-year term loan	2015	35,190	32,991	—	—	2,199	30,792
7-year term loan	2015	39,900	32,646	—	—	3,627	29,019
5-year term loan	2015	82,775	67,255	—	—	10,347	56,908
6-year term loan	2015	46,217	36,973	—	—	4,622	32,351
7-year term loan	2015	44,800	40,000	—	—	3,200	36,800
12-year term loan	2016	309,824	273,935	—	—	21,502	252,433
2&5-year term loan	2016	60,000	12,806	—	—	12,806	—
5-year term loan	2016	33,104	27,088	—	—	5,092	21,996
4-year term loan	2016	18,125	14,500	—	—	3,625	10,875
7½-year term loan	2017	85,000	85,000	—	—	5,667	79,333
4-year term loan	2017	122,500	108,879	—	—	16,565	92,314
6-year term loan	2018	80,000	—	80,000	—	3,745	76,255
5-year term loan	2018	180,000	—	162,575	—	11,561	151,014
5-year term loan	2018	44,000	—	44,000	—	—	44,000
5-year term loan	2018	48,650	—	48,650	—	—	48,650
8-year term loan	2018	82,752	—	5,172	—	—	5,172

Total			1,763,082	352,872	147,922	360,910	1,607,122

Debt Principal Payments

Period/Year	Amount
2019	163,870
2020	211,229
2021	286,107
2022	242,538
2023	321,505
2024 and thereafter	381,873

1,607,122